Condensed Financial Information of the Company (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (77,889)	$ (36,729)	$ (8,364)
Net cash provided by investing activities	1,000	8,559	33,900
Net cash provided by (used in) financing activities	76,670	30,680	(80,662)
Effect of exchange rate changes		3,338	17,022
Net decrease in cash	(219)	(5,848)	(38,104)
Cash, at beginning of year	219	6,067	44,171
Cash, at end of year		$ 219	$ 6,067